UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Holding Inc.
Address: 711 Fifth Avenue
         New York, NY  10022

13F File Number:  028-04174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

 /s/           Howard M. Felson     New York, NY/USA     April 26, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $424,393 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-03765                     Allen & Company Incorporated

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARGAN INC                      COM              04010E109      962    64516 SH       DEFINED 1               64516        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    78140      500 SH       DEFINED 1                 500        0        0
CARDICA INC                    COM              14141R101      543   417938 SH       DEFINED 1              417938        0        0
COCA COLA CO                   COM              191216100   242640  6000000 SH       DEFINED 1             6000000        0        0
CONOCOPHILLIPS                 COM              20825C104     6010   100000 SH       DEFINED 1              100000        0        0
EXPEDIA INC DEL                COM NEW          30212P303    17488   291391 SH       DEFINED 1              291391        0        0
EXPEDIA INC DEL                COM NEW          30212P303      517     8609 SH       SOLE                     8609        0        0
FACEBOOK INC                   CL A             30303M102      239     9362 SH       DEFINED 1                9362        0        0
GENERAL ELECTRIC CO            COM              369604103    11560   500000 SH       DEFINED 1              500000        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508      385     8609 SH       SOLE                     8609        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508    40060   896603 SH       DEFINED 1              896603        0        0
JPMORGAN CHASE & CO            COM              46625H100     1424    30000 SH       DEFINED 1               30000        0        0
MANNKIND CORP                  COM              56400P201      303    89281 SH       DEFINED 1               89281        0        0
MELA SCIENCES INC              COM              55277R100      219   188665 SH       DEFINED 1              188665        0        0
PHILLIPS 66                    COM              718546104     3499    50000 SH       DEFINED 1               50000        0        0
TRIPADVISOR INC                COM              896945201    15756   300000 SH       DEFINED 1              300000        0        0
WORKDAY INC                    CL A             98138H101     4648    75415 SH       DEFINED 1               75415        0        0